CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Tables)	3 Months Ended
Nov. 30, 2014
Equity [Abstract]
Schedule of Stockholders Equity [Table Text Block]

A summary of the changes in stockholders’ equity is as follows:

	Common Stock ($1 par value)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Stock	Non-controlling Interests	Total Equity
	(In thousands, except per share data)
Balance as of September 1, 2014	$48,185	$268,545	$(16,691)	$606,898	$(379,894)	$9,408	$536,451
Comprehensive income (loss)			(25,255)	13,158		196	(11,901)
Cash dividends paid, $0.205 per share				(5,962)			(5,962)
Cash distributions to noncontrolling interests						(1,750)	(1,750)
Purchase of treasury stock					(3,335)		(3,335)
Issuance of treasury stock		24			30		54
Stock options exercised	1	16					17
Amortization of restricted stock		1,233					1,233

Balance as of November 30, 2014	$48,186	$269,818	$(41,946)	$614,094	$(383,199)	$7,854	$514,807